BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
September 30, 2022

	Shares	Value
COMMON STOCKS - 75.0%
AUSTRALIA - 2.5%
Manufactured Homes - 0.3%
Ingenia Communities Group	66,200	$157,678
Self Storage - 0.2%
National Storage REIT	46,900	67,534
Toll Roads - 2.0%
Transurban Group	116,407	919,318
Total AUSTRALIA		1,144,530
BRAZIL - 1.5%
Electricity Transmission & Distribution - 0.8%
Equatorial Energia SA	77,249	384,645
Renewable Power & Infrastructure - 0.1%
Omega Energia SA (n)	18,578	35,404
Toll Roads - 0.6%
CCR SA	115,514	268,958
Total BRAZIL		689,007
CANADA - 4.6%
Midstream - 0.4%
AltaGas Ltd.	8,609	164,845
Office - 0.2%
Allied Properties Real Estate Investment Trust	5,705	112,998
Pipelines - 2.6%
Enbridge, Inc.	26,930	998,686
TC Energy Corp.	5,517	222,280
Total Pipelines		1,220,966
Rail - 0.8%
Canadian Pacific Railway Ltd.	5,290	353,126
Renewable Power & Infrastructure - 0.1%
Fortis, Inc.	700	26,594
Residential - 0.5%
InterRent Real Estate Investment Trust	29,674	246,397
Total CANADA		2,124,926
CHILE - 0.3%
Water - 0.3%
Aguas Andinas SA	734,058	142,518
Total CHILE		142,518
CHINA - 2.1%
Communications - 0.5%
China Tower Corporation Ltd. (e)	2,230,296	238,289
Gas Utilities - 1.1%
China Resources Gas Group Ltd.	84,000	266,333
ENN Energy Holdings Ltd.	15,559	207,451
Total Gas Utilities		473,784
Leisure - 0.4%
Sands China Ltd. (n)	77,000	191,748
Renewable Power & Infrastructure - 0.1%
China Longyuan Power Group Corporation Ltd.	41,596	51,978
Total CHINA		955,799
DENMARK - 0.2%
Renewable Power & Infrastructure - 0.2%
Orsted A/S (e)	830	66,152
Vestas Wind Systems A/S	1,400	25,778
Total Renewable Power & Infrastructure		91,930
Total DENMARK		91,930
FRANCE - 1.3%
Clean Technology - 0.2%
Nexans SA	800	71,214
Office - 0.3%
Gecina SA	1,993	156,090
Renewables/Electric Generation - 0.4%
Engie SA	14,818	170,553
Toll Roads - 0.3%
Vinci SA	2,000	161,721
Water & Waste Infrastructure - 0.1%
Veolia Environnement SA	3,700	70,715
Total FRANCE		630,293
GERMANY - 1.2%
Renewables/Electric Generation - 0.5%
RWE AG	5,970	219,432
Residential - 0.7%
Vonovia SE	15,680	338,401
Total GERMANY		557,833
HONG KONG - 2.4%
Diversified - 1.4%
Sun Hung Kai Properties Ltd.	47,135	520,194
Swire Properties Ltd.	67,064	144,273
Total Diversified		664,467
Retail - 1.0%
Wharf Real Estate Investment Company Ltd.	103,978	471,373
Total HONG KONG		1,135,840
ITALY - 1.0%
Renewable Power & Infrastructure - 0.1%
Enel SpA	16,800	68,900
Renewables/Electric Generation - 0.5%
Hera SpA	85,400	181,464
Toll Roads - 0.5%
Atlantia SpA	10,420	229,924
Total ITALY		480,288
JAPAN - 3.8%
Diversified - 0.5%
Tokyu Fudosan Holdings Corp.	44,800	232,633
Hotel - 0.7%
Invincible Investment Corp.	511	160,969
Japan Hotel REIT Investment Corp.	331	165,429
Total Hotel		326,398
Industrial - 0.3%
Mitsui Fudosan Logistics Park, Inc.	41	140,322
Office - 1.1%
Mitsui Fudosan Company Ltd.	26,841	511,321
Rail - 1.2%
East Japan Railway Co.	6,800	348,734
West Japan Railway Co.	4,944	188,980
Total Rail		537,714
Total JAPAN		1,748,388
NEW ZEALAND - 0.1%
Renewable Power & Infrastructure - 0.1%
Mercury NZ Ltd.	14,300	45,524
Total NEW ZEALAND		45,524
SINGAPORE - 1.4%
Diversified - 1.4%
CapitaLand Integrated Commercial Trust	202,501	269,364
City Developments Ltd.	46,121	243,063
Mapletree Pan Asia Commercial Trust	116,240	138,390
Total Diversified		650,817
Total SINGAPORE		650,817
SPAIN - 3.5%
Airports - 0.7%
Aena SME SA (e) (n)	3,300	342,472
Communications - 0.8%
Cellnex Telecom SA (e)	12,050	371,700
Diversified - 0.5%
Merlin Properties Socimi SA	28,418	219,277
Renewable Power & Infrastructure - 0.7%
Atlantica Sustainable Infrastructure PLC	3,400	89,420
Corp ACCIONA Energias Renovables SA	1,000	37,324
EDP Renovaveis SA	2,200	45,254
Grenergy Renovables SA (n)	1,634	49,667
Iberdrola SA	11,783	109,867
Total Renewable Power & Infrastructure		331,532
Toll Roads - 0.8%
Ferrovial SA	16,528	375,161
Total SPAIN		1,640,142
UNITED KINGDOM - 3.5%
Electricity Transmission & Distribution - 0.8%
National Grid PLC	33,603	345,911
Industrial - 0.4%
Segro PLC	11,975	99,918
Tritax EuroBox PLC (e)	83,030	58,606
Total Industrial		158,524
Office - 0.4%
Derwent London PLC	7,281	164,260
Renewable Power & Infrastructure - 0.1%
Drax Group PLC	9,600	63,871
Renewables/Electric Generation - 0.6%
SSE PLC	16,485	278,364
Residential - 0.4%
The UNITE Group PLC	21,252	201,771
Retail - 0.5%
Capital & Counties Properties PLC	131,711	156,746
Shaftesbury PLC	20,707	84,599
Total Retail		241,345
Water - 0.3%
Severn Trent PLC	6,034	157,738
Total UNITED KINGDOM		1,611,784
UNITED STATES - 45.6%
Clean Technology - 0.2%
Bloom Energy Corp. (n)	3,295	65,867
Itron, Inc. (n)	1,100	46,321
Total Clean Technology		112,188
Communications - 2.4%
American Tower Corp.	700	150,290
Crown Castle, Inc.	4,630	669,267
SBA Communications Corp.	1,100	313,115
Total Communications		1,132,672
Datacenters - 1.5%
Digital Realty Trust, Inc.	5,615	556,896
Equinix, Inc.	250	142,210
Total Datacenters		699,106
Electricity Transmission & Distribution - 3.8%
CenterPoint Energy, Inc.	15,600	439,608
Eversource Energy	5,700	444,372
PG&E Corp. (n)	42,440	530,500
Sempra Energy	2,300	344,862
Total Electricity Transmission & Distribution		1,759,342
Gas Utilities - 1.1%
NiSource, Inc.	16,625	418,784
Southwest Gas Holdings, Inc.	1,300	90,675
Total Gas Utilities		509,459
Healthcare - 2.3%
Healthpeak Properties, Inc.	13,700	314,004
Ventas, Inc.	9,210	369,966
Welltower, Inc.	5,823	374,535
Total Healthcare		1,058,505
Hotel - 0.9%
Host Hotels & Resorts, Inc.	17,623	279,853
Ryman Hospitality Properties, Inc.	1,910	140,557
Total Hotel		420,410
Industrial - 3.1%
Americold Realty Trust, Inc.	15,654	385,088
Prologis, Inc.	7,423	754,177
Rexford Industrial Realty, Inc.	5,380	279,760
Total Industrial		1,419,025
Manufactured Homes - 0.5%
Sun Communities, Inc.	1,624	219,776
Midstream - 4.3%
Cheniere Energy, Inc.	4,886	810,636
Equitrans Midstream Corp.	54,270	405,939
ONEOK, Inc.	2,357	120,773
Targa Resources Corp.	7,494	452,188
The Williams Companies, Inc.	7,649	218,991
Total Midstream		2,008,527
Net Lease - 2.0%
Agree Realty Corp.	5,055	341,617
EPR Properties	5,770	206,912
VICI Properties, Inc.	12,664	378,020
Total Net Lease		926,549
Office - 1.2%
Alexandria Real Estate Equities, Inc.	1,700	238,323
Highwoods Properties, Inc.	7,117	191,874
Kilroy Realty Corp.	2,452	103,254
Total Office		533,451
Pipeline (MLP) - 2.7%
Energy Transfer LP	23,546	259,712
Enterprise Products Partners LP	10,500	249,690
MPLX LP	8,511	255,415
Plains All American Pipeline LP	23,726	249,598
Western Midstream Partners LP	9,889	248,807
Total Pipeline (MLP)		1,263,222
Rail - 0.7%
CSX Corp.	11,470	305,561
Renewable Power & Infrastructure - 0.9%
Clearway Energy, Inc.	3,500	111,475
Enphase Energy, Inc. (n)	350	97,114
Exelon Corp.	2,650	99,269
NextEra Energy Partners LP	780	56,402
Sunrun, Inc. (n)	2,700	74,493
Total Renewable Power & Infrastructure		438,753
Renewables/Electric Generation - 9.7%
Ameren Corp.	4,800	386,640
American Electric Power Company, Inc.	6,291	543,857
Dominion Energy, Inc.	11,200	774,032
Entergy Corp.	5,054	508,584
FirstEnergy Corp.	9,785	362,045
NextEra Energy, Inc.	13,460	1,055,399
Public Service Enterprise Group, Inc.	6,210	349,188
Xcel Energy, Inc.	8,560	547,840
Total Renewables/Electric Generation		4,527,585
Residential - 4.4%
American Homes 4 Rent	12,304	403,694
Essex Property Trust, Inc.	1,534	371,581
Invitation Homes, Inc.	8,760	295,825
Mid-America Apartment Communities, Inc.	3,105	481,492
UDR, Inc.	11,984	499,853
Total Residential		2,052,445
Retail - 1.5%
Federal Realty Investment Trust	2,285	205,924
Kite Realty Group Trust	14,642	252,135
Simon Property Group, Inc.	2,795	250,852
Total Retail		708,911
Self Storage - 1.8%
CubeSmart	3,542	141,892
Public Storage	2,370	693,960
Total Self Storage		835,852
Water & Waste Infrastructure - 0.6%
Archaea Energy, Inc. (n)	2,100	37,821
Essential Utilities, Inc.	1,400	57,932
Waste Connections, Inc.	560	75,668
Waste Management, Inc.	500	80,105
Xylem, Inc.	360	31,450
Total Water & Waste Infrastructure		282,976
Total UNITED STATES		21,214,315
Total COMMON STOCKS
(Cost $36,438,235)		34,863,934
CONVERTIBLE PREFERRED STOCKS - 0.7%
UNITED STATES - 0.7%
Net Lease - 0.2%
EPR Properties, Series C, 5.75%	6,228	107,620
Office - 0.3%
Equity Commonwealth, Series D, 6.50%	4,995	130,719
Retail - 0.2%
RPT Realty, Series D, 7.25%	2,395	104,957
Total UNITED STATES		343,296
Total CONVERTIBLE PREFERRED STOCKS
(Cost $433,594)		343,296
	Principal Amount (000s)	Value
REAL ASSET DEBT - 19.0%
BRAZIL - 0.2%
Metals & Mining - 0.2%
Vale Overseas Ltd., 3.75%, 07/08/30	$108	$87,206
Total BRAZIL		87,206
CANADA - 1.1%
Basic Industrial - 0.2%
Cascades, Inc., 5.38%, 01/15/28 (e)	53	44,832
Methanex Corp., 5.25%, 12/15/29	27	21,462
NOVA Chemicals Corp., 4.25%, 05/15/29 (e)	57	44,240
Total Basic Industrial		110,534
Energy - 0.2%
Baytex Energy Corp., 8.75%, 04/01/27 (e)	46	46,230
MEG Energy Corp., 7.13%, 02/01/27 (e)	50	50,750
Total Energy		96,980
Media - 0.2%
Videotron Ltd., 3.63%, 06/15/29 (e)	110	89,099
Oil Gas Transportation & Distribution - 0.3%
Parkland Corp., 4.50%, 10/01/29 (e)	54	43,598
TransCanada PipeLines Ltd., 5.12% (3 Month LIBOR USD + 2.21%), 05/15/67 (v)	127	99,910
Total Oil Gas Transportation & Distribution		143,508
Utility - 0.2%
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76 (v)	96	91,042
Total CANADA		531,163
FRANCE - 0.1%
Telecommunication Services - 0.1%
Altice France SA, 5.50%, 01/15/28 (e)	56	44,346
Total FRANCE		44,346
NETHERLANDS - 0.2%
Media - 0.2%
UPC Broadband Finco BV, 4.88%, 07/15/31 (e)	33	25,609
VZ Secured Financing BV, 5.00%, 01/15/32 (e)	81	60,515
Ziggo Bond Company BV, 5.13%, 02/28/30 (e)	10	7,150
Total Media		93,274
Total NETHERLANDS		93,274
SPAIN - 0.2%
Utility - 0.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (e)	103	86,718
Total SPAIN		86,718
UNITED KINGDOM - 0.2%
Media - 0.2%
Virgin Media Secured Finance PLC, 4.50%, 08/15/30 (e)	107	83,508
Total UNITED KINGDOM		83,508
UNITED STATES - 17.0%
Construction & Building Materials - 0.5%
Beazer Homes USA, Inc., 5.88%, 10/15/27	57	44,033
KB Home, 4.00%, 06/15/31	57	41,854
M/I Homes, Inc., 4.95%, 02/01/28	53	44,134
Shea Homes LP, 4.75%, 04/01/29 (e)	59	45,727
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	48	44,700
Total Construction & Building Materials		220,448
Diversified - 0.4%
Forestar Group, Inc., 5.00%, 03/01/28 (e)	111	89,047
The Howard Hughes Corp., 5.38%, 08/01/28 (e)	105	87,150
Total Diversified		176,197
Energy - 2.2%
Antero Resources Corp., 5.38%, 03/01/30 (e)	49	44,100
Apache Corp., 4.25%, 01/15/30	73	63,838
California Resources Corp., 7.13%, 02/01/26 (e)	49	46,060
Callon Petroleum Co., 6.38%, 07/01/26	40	36,043
Callon Petroleum Co., 8.25%, 07/15/25	10	9,728
Chesapeake Energy Corp., 5.50%, 02/01/26 (e)	15	14,362
Civitas Resources, Inc., 5.00%, 10/15/26 (e)	51	46,332
CNX Resources Corp., 7.38%, 01/15/31 (e)	24	23,544
Comstock Resources, Inc., 6.75%, 03/01/29 (e)	75	69,179
Continental Resources, Inc., 5.75%, 01/15/31 (e)	59	53,328
Crescent Energy Finance LLC, 7.25%, 05/01/26 (e)	31	27,851
Devon Energy Corp., 7.950%, 04/15/32	80	87,847
Diamondback Energy, Inc., 4.25%, 03/15/52	56	40,888
EQT Corp., 7.00%, 02/01/30	53	54,691
Exxon Mobil Corp., 4.23%, 03/19/40	50	43,418
Occidental Petroleum Corp., 4.40%, 04/15/46	85	69,950
Occidental Petroleum Corp., 8.88%, 07/15/30	134	149,182
Range Resources Corp., 8.25%, 01/15/29	22	22,385
Southwestern Energy Co., 5.38%, 02/01/29	74	67,103
Transocean Proteus Ltd., 6.25%, 12/01/24 (e)	75	70,641
Total Energy		1,040,470
Health Facilities - 0.6%
CHS/Community Health Systems, Inc., 8.00%, 03/15/26 (e)	12	10,394
CHS/Community Health Systems, Inc., 4.75%, 02/15/31 (e)	16	10,720
HCA, Inc., 3.50%, 09/01/30	158	130,464
Tenet Healthcare Corp., 6.13%, 10/01/28 (e)	152	133,101
Total Health Facilities		284,679
Infrastructure Services - 0.5%
Parker-Hannifin Corp., 4.50%, 09/15/29	93	87,628
Terex Corp., 5.00%, 05/15/29 (e)	54	46,345
Waste Connections, Inc., 4.20%, 01/15/33	100	90,552
Total Infrastructure Services		224,525
Leisure - 1.2%
Boyd Gaming Corp., 4.75%, 12/01/27	13	11,505
Boyd Gaming Corp., 4.75%, 06/15/31 (e)	92	74,378
Caesars Resort Collection LLC, 5.75%, 07/01/25 (e)	47	45,590
GLP Capital LP, 4.00%, 01/15/30	106	88,525
Park Intermediate Holdings LLC, 5.88%, 10/01/28 (e)	74	64,360
RHP Hotel Properties LP, 4.50%, 02/15/29 (e)	52	43,125
Station Casinos LLC, 4.50%, 02/15/28 (e)	48	39,400
Station Casinos LLC, 4.63%, 12/01/31 (e)	5	3,776
VICI Properties LP, 4.63%, 12/01/29 (e)	107	92,941
VICI Properties LP, 4.50%, 09/01/26 (e)	45	41,129
Wynn Las Vegas LLC, 5.50%, 03/01/25 (e)	45	42,131
Total Leisure		546,860
Media - 1.1%
Cable One, Inc., 4.00%, 11/15/30 (e)	51	39,511
CCO Holdings LLC, 4.75%, 03/01/30 (e)	258	209,302
CCO Holdings LLC, 6.38%, 09/01/29 (e)	50	45,905
CSC Holdings LLC, 4.63%, 12/01/30 (e)	85	57,702
CSC Holdings LLC, 4.50%, 11/15/31 (e)	104	78,123
Directv Financing LLC, 5.88%, 08/15/27 (e)	51	43,968
DISH DBS Corp., 5.13%, 06/01/29	77	45,238
GCI LLC, 4.75%, 10/15/28 (e)	27	22,417
Total Media		542,166
Media Content - 0.2%
NBCUniversal Media LLC, 4.45%, 01/15/43	98	80,646
Metals & Mining - 0.2%
Freeport-McMoRan, Inc., 4.25%, 03/01/30	103	88,428
Oil Gas Transportation & Distribution - 3.2%
Antero Midstream Partners LP, 5.38%, 06/15/29 (e)	76	67,100
Blue Racer Midstream LLC, 6.63%, 07/15/26 (e)	51	47,557
Buckeye Partners LP, 4.13%, 12/01/27	53	44,275
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	60	43,240
Cheniere Energy, Inc., 4.63%, 10/15/28	74	67,662
Crestwood Midstream Partners LP, 5.63%, 05/01/27 (e)	52	47,060
DCP Midstream Operating LP, 5.85% (3 Month LIBOR USD + 3.85%), 05/21/43 (e) (v)	56	53,662
DCP Midstream Operating LP, 5.60%, 04/01/44	56	50,493
DT Midstream, Inc., 4.13%, 06/15/29 (e)	52	43,940
Energy Transfer LP, 5.80% (3 Month LIBOR USD + 3.02%), 11/01/66 (v)	50	37,823
Energy Transfer LP, 6.75% (Fixed until 05/15/25, then 5 Year U.S. Treasury Yield Curve + 5.13%), Perpetual (v)	140	120,494
Energy Transfer LP, 7.13% (Fixed until 05/15/30, then 5 Year U.S. Treasury Yield Curve + 5.31%), Perpetual (v)	12	9,858
EnLink Midstream LLC, 5.38%, 06/01/29	102	93,330
EQM Midstream Partners LP, 4.50%, 01/15/29 (e)	151	121,598
Global Partners LP, 7.00%, 08/01/27	53	48,258
Hess Midstream Operations LP, 5.50%, 10/15/30 (e)	52	44,639
Holly Energy Partners LP, 5.00%, 02/01/28 (e)	156	137,670
Kinetik Holdings LP, 5.88%, 06/15/30 (e)	48	43,952
MPLX LP, 6.88% (Fixed until 02/15/23, then 3 Month LIBOR USD + 4.65%), Perpetual (v)	49	48,143
NuStar Logistics LP, 5.75%, 10/01/25	48	44,485
Suburban Propane Partners LP, 5.00%, 06/01/31 (e)	53	43,328
Tallgrass Energy Partners LP, 6.00%, 12/31/30 (e)	107	90,962
Targa Resources Partners LP, 4.88%, 02/01/31	101	86,860
Western Midstream Operating LP, 4.75%, 08/15/28	50	45,500
Total Oil Gas Transportation & Distribution		1,481,889
Real Estate - 1.5%
American Homes 4 Rent LP, 3.38%, 07/15/51	102	62,818
EPR Properties, 3.75%, 08/15/29	82	63,001
Global Net Lease, Inc., 3.75%, 12/15/27 (e)	55	42,922
iStar, Inc., 5.50%, 02/15/26	145	145,915
LXP Industrial Trust, 2.70%, 09/15/30	113	86,878
Mid-America Apartments LP, 2.88%, 09/15/51	132	82,459
RLJ Lodging Trust LP, 3.75%, 07/01/26 (e)	76	64,909
Starwood Property Trust, Inc., 3.63%, 07/15/26 (e)	159	135,150
Total Real Estate		684,052
Telecommunication Services - 2.6%
American Tower Corp., 3.10%, 06/15/50	130	80,961
AT&T, Inc., 1.65%, 02/01/28	110	90,447
Cablevision Lightpath LLC, 3.88%, 09/15/27 (e)	111	92,840
Cogent Communications Group, Inc., 3.50%, 05/01/26 (e)	50	43,933
Consolidated Communications, Inc., 6.50%, 10/01/28 (e)	54	40,377
Crown Castle, Inc., 5.20%, 02/15/49	95	81,795
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (e)	102	87,536
Level 3 Financing, Inc., 4.63%, 09/15/27 (e)	211	176,755
SBA Communications Corp., 3.88%, 02/15/27	30	26,794
SBA Communications Corp., 3.13%, 02/01/29	48	38,605
T-Mobile USA, Inc., 4.75%, 02/01/28	194	183,138
T-Mobile USA, Inc., 3.50%, 04/15/31	124	104,645
Verizon Communications, Inc., 4.33%, 09/21/28	95	89,469
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e)	82	65,801
Total Telecommunication Services		1,203,096
Utility - 2.8%
American Electric Power Company, Inc., 3.25%, 03/01/50	125	80,478
Calpine Corp., 5.13%, 03/15/28 (e)	129	110,834
Clearway Energy Operating LLC, 3.75%, 02/15/31 (e)	161	127,879
CMS Energy Corp., 4.75% (5 Year U.S. Treasury Yield Curve + 4.12%), 06/01/50 (v)	78	65,910
Dominion Energy, Inc., 3.90%, 10/01/25	93	89,328
DTE Electric Co., 2.63%, 03/01/31	104	86,485
Duke Energy Carolinas LLC, 2.45%, 08/15/29	103	87,377
FirstEnergy Corp., 3.40%, 03/01/50	133	87,115
NRG Energy, Inc., 3.63%, 02/15/31 (e)	172	134,160
NSTAR Electric Co., 3.25%, 05/15/29	98	87,990
PPL Capital Funding, Inc., 6.34% (3 Month LIBOR USD + 2.67%), 03/30/67 (v)	93	77,792
Public Service Company of Colorado, 1.88%, 06/15/31	110	85,868
Sempra Global, 3.25%, 01/15/32 (e)	109	86,716
WEC Energy Group, Inc., 5.02% (3 Month LIBOR USD + 2.11%), 05/15/67 (v)	122	101,260
Total Utility		1,309,192
Total UNITED STATES		7,882,648
Total REAL ASSET DEBT
(Cost $9,676,727)		8,808,863
	Shares	Value
PREFERRED STOCKS - 3.0%
UNITED STATES - 3.0%
Datacenters - 0.0%
Digital Realty Trust, Inc., Series L, 5.20%	860	$18,103
Diversified - 0.2%
Armada Hoffler Properties, Inc., Series A, 6.75%	2,136	48,936
Centerspace	2,310	55,703
Total Diversified		104,639
Hotel - 0.4%
Hersha Hospitality Trust, Series D, 6.50%	6,295	117,779
Pebblebrook Hotel Trust, Series G, 6.38%	1,785	33,380
Sunstone Hotel Investors, Inc., Series I, 5.70%	1,815	33,650
Total Hotel		184,809
Industrial - 0.3%
Rexford Industrial Realty, Inc., Series C, 5.63%	5,964	132,282
Manufactured Homes - 0.2%
UMH Properties, Inc., Series D, 6.38%	3,675	87,465
Mortgage REIT - 0.3%
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	6,165	122,560
Net Lease - 0.4%
Agree Realty Corp., Series A, 4.25%	3,140	53,349
EPR Properties, Series G, 5.75%	2,647	47,487
Global Net Lease, Inc., Series B, 6.88%	4,972	110,378
Total Net Lease		211,214
Office - 0.3%
Office Properties Income Trust, 6.38%	2,834	54,413
Vornado Realty Trust, Series N, 5.25%	4,819	84,959
Total Office		139,372
Real Estate - 0.2%
Hudson Pacific Properties, Inc., Series C, 4.75%	5,114	85,353
Residential - 0.1%
American Homes 4 Rent	1,565	37,529
Retail - 0.3%
Kimco Realty Corp.	845	17,812
Saul Centers, Inc., Series E, 6.00%	2,530	53,484
Urstadt Biddle Properties, Inc., Series K, 5.88%	2,522	51,197
Total Retail		122,493
Self Storage - 0.3%
Public Storage, Series P, 4.00%	5,188	88,559
Public Storage, Series Q, 3.95%	3,855	63,492
Total Self Storage		152,051
Total UNITED STATES		1,397,870
Total PREFERRED STOCKS
(Cost $1,695,201)		1,397,870
Total Investments - 97.7%
(Cost $48,243,757)		45,413,963
Other Assets in Excess of Liabilities - 2.3%		1,071,121
TOTAL NET ASSETS - 100.0%		$46,485,084

The following notes should be read in conjunction with the accompanying Schedule of Investments.
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
MLP — Master Limited Partnership
USD — United States Dollar
(e) — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the total value of all such securities was $5,461,433 or 11.7% of net assets.

(n) — Non-income producing security.
(v) — Variable rate security—Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$1,144,530	$-	$1,144,530
Brazil	689,007	-	-	689,007
Canada	2,124,926	-	-	2,124,926
Chile	142,518	-	-	142,518
China	-	955,799	-	955,799
Denmark	-	91,930	-	91,930
France	-	630,293	-	630,293
Germany	-	557,833	-	557,833
Hong Kong	-	1,135,840	-	1,135,840
Italy	-	480,288	-	480,288
Japan	-	1,748,388	-	1,748,388
New Zealand	-	45,524	-	45,524
Singapore	-	650,817	-	650,817
Spain	89,420	1,550,722	-	1,640,142
United Kingdom	-	1,611,784	-	1,611,784
United States	21,214,315	-	-	21,214,315
Total Common Stocks	24,260,186	10,603,748	-	34,863,934
Convertible Preferred Stocks
United States	343,296	-	-	343,296
Real Asset Debt
Brazil	-	87,206		87,206
Canada	-	531,163	-	531,163
France	-	44,346	-	44,346
Netherlands	-	93,274	-	93,274
Spain	-	86,718	-	86,718
United Kingdom	-	83,508	-	83,508
United States	-	7,882,648	-	7,882,648
Total Real Asset Debt	-	8,808,863	-	8,808,863

Preferred Stocks
United States	1,397,870	-	-	1,397,870

Total	$26,001,352	$19,412,611	$-	$45,413,963